Real estate properties development completed and under development (Tables)	12 Months Ended
Dec. 31, 2024
Real estate properties development completed and under development
Schedule of components of real estate properties development completed and under development

	December 31,	December 31,
	2023	2024
	US$	US$
Real estate properties development completed	854,076,531	675,946,233
Real estate properties under development	2,453,888,438	2,530,951,122
Total real estate properties development completed and under development	3,307,964,969	3,206,897,355